Pension Benefits	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Pension Benefits
22.	PENSION BENEFITS
Defined contribution plan
The Company maintains a defined contribution pension plan established by Old Steelco Inc.’s predecessor in 2004 for non-unionized
employees in Canada joining the Company after January 1, 2003. As part of Old Steelco Inc.’s contract negotiations with its locals which concluded on July 31, 2010, the locals and Old Steelco Inc. agreed to include in this plan all unionized employees hired subsequent to August 1, 2010 and to offer to all the current employees the option to move to the Defined Contribution Pension Plan. The plan was revised by Old Steelco Inc. during the year ended March 31, 2011; these revisions went into effect March 1, 2011. Based on this revision, the Company is obligated to provide a base contribution of 5% of salary and also match employee contributions to a maximum of 2%, depending on years of service for non-unionized
employees. Additionally, The Company is obligated to provide a contribution for unionized employees per qualified hour worked of $2.85.
The pension expense under this plan is equal to the Company’s contribution. The pension expense for the year ended March 31, 2022 was $9.0 million (March 31, 2021 was $8.7 million).
Defined benefit plans
The Company maintains
non-contributory
defined benefit pension plans that are closed to new entrants and cover all employees in Canada not covered under the Defined Contribution Pension Plan. The benefits are based on years of service and average earnings for a defined period prior to retirement.
The Company also maintains a closed plan for pensioners who retired prior to January 1, 2002, that provides the pensioners with a pension benefit in excess of the limits provided by the Ontario Pension Benefit Guarantee Fund (the “Closed Retiree Plan”).
These defined benefit pension plans are registered under the Pension Benefits Act (Ontario), and are legally separated from the Company. The Pension Benefits Act (Ontario) is a regulatory framework that has jurisdiction over the administration and funding of defined benefit pension plans. Within this framework, the Company has fiduciary responsibility over the administration of the defined benefit pension plans, including the development and oversight of the investment policy for pension funds and the selection and oversight of pension fund investment managers.
The defined benefit pension plans expose the Company to various risks such as: investment risk, interest rate risk, foreign currency risk, price risk, credit risk and liquidity risk.

The most recent actuarial valuations of plan assets and the present value of the defined benefit obligation were carried out at March 1, 2021 for salaried and hourly plans and at April 1, 2021 for the wrap plan.
The principal assumptions used for the purposes of the actuarial valuations were as follows:

Years ended,	March 31, 2022	March 31, 2021
Assumptions for determination of defined benefit cost:
Defined obligation and past service cost	3.28%	4.03%
Net interest cost	2.53%	3.47%
Current service cost	3.55%	4.25%
Interest cost on current service cost	3.13%	3.92%
Discount rate for determination of defined benefit obligation	4.16%	3.16%
Assumptions for determination of defined benefit cost and defined benefit obligation:
Ultimate rate of compensation increase	2.00%	2.00%
Mortality	105% CPM2014 Private Projection CPM-B	105% CPM2014 Private Projection CPM-B
The components of amounts recognized in the consolidated statements of net income (loss) in respect of these defined benefit plans are presented below:

Years ended,	March 31, 2022	March 31, 2021	March 31, 2020
Amounts recognized in net income (loss) were as follows:
Current service cost	$20.8	$20.0	$23.0
Net interest cost	3.6	7.6	8.4

	$24.4	$27.6	$31.4

Defined benefit costs recognized in:
Cost of sales	$18.8	$18.0	$20.6
Administrative and selling expense	2.0	2.0	2.4
Interest on pension liability	3.6	7.6	8.4

	$24.4	$27.6	$31.4

The components of amounts recognized in the consolidated statements of comprehensive income (loss) in respect of these defined benefit plans are presented below:

Years ended,	March 31, 2022	March 31, 2021	March 31, 2020
Amounts recognized in other comprehensive income (loss), were as follows:
Actuarial gain on accrued pension liability	$(57.9)	$(51.8)	$(48.6)

Less tax effect	—	—	4.6

	$(57.9)	$(51.8)	$(44.0)

The amounts included in the consolidated statements of financial position in respect of the Company’s net obligation in respect of its defined benefit plans are as follows:

As at,	March 31, 2022	March 31, 2021
Present value of defined benefit obligation	$1,343.6	$1,504.3
Fair value of plan assets	1,225.5	1,334.2

Net accrued pension liability	$118.1	$170.1

Continuities of the defined benefit plan assets and obligations are as follows:

Years ended,
Movements in the present value of the plan assets were as follows:
Fair value of plan assets at beginning of year	$1,334.2	$1,155.8
Actual return (net of investment management expenses)	(46.5)	209.5
Administration expenses	(1.5)	(1.2)
Employer contributions	18.4	50.3
Benefits paid	(79.1)	(80.2)

Fair value of plan assets at end of the year, March 31, 2022 and March 31, 2021, respectively	$1,225.5	$1,334.2

Movements in the present value of the defined benefit obligation were as follows:
Defined benefit obligation at the beginning of the year	$1,504.3	$1,400.8
Current service cost	19.8	18.7
Interest cost	37.0	47.2
Actuarial (gains) losses arising from financial assumptions	(154.6)	127.3
Effect of experience adjustments	16.2	(8.3)
Effect of demographic assumptions	—	(1.2)
Benefits paid	(79.1)	(80.2)

Defined benefit obligation at end of the y e ar, March 31, 2022 and March 31, 2021, respectively	$1,343.6	$1,504.3

Reconciliation of the amounts recognized in accumulated other comprehensive income (loss) in the consolidated statements of changes in shareholders’ equity were as follows:

	Actuarial gain immediately recognized	Tax effect	Actuarial gain immediately recognized, net of tax
Balance at March 31, 2020	$(29.1)	$(0.3)	$(29.4)
Actuarial gain immediately recognized	(51.8)	—	(51.8)

Balance at March 31, 2021	$(80.9)	$(0.3)	$(81.2)
Actuarial gain immediately recognized	(57.9)	—	(57.9)

Balance at March 31, 2022	$(138.8)	$(0.3)	$(139.1)

The major categories of plan assets were as follows:

As at	March 31, 2022	March 31, 2021
Cash and cash equivalents	1%	1%
Equity instruments	45%	51%
Debt instruments	43%	42%
Other	11%	6%

	100%	100%

Cash flow information
The Company is required to make contributions equal to current service cost. Contributions for the year ended March 31, 2022 under these regulations were $18.4 million (March 31, 2021 - $50.3 million, March 31, 2020 - $51.4 million).
The Company’s expected future cash flow in respect of its defined benefit pension plans for the fiscal year ending March 31, 2023 is $18.9 million.
Sensitivity of results to actuarial assumptions
The sensitivity of the defined benefit obligation to the key actuarial assumptions is as follows:

Years ended,	March 31, 2022	March 31, 2021
Effect of change in discount rate assumption
One percentage point increase	$(134.5)	$(164.4)
One percentage point decrease	$162.7	$202.0
Effect of change in salary scale
One percentage point increase	$19.4	$25.2
One percentage point decrease	$(17.5)	$(22.6)
Effect of change in mortality assumption
Set forward one year	$34.4	$41.4
Set back one year	$(33.6)	$(40.6)

The discount rate sensitivities presented above are estimates based on plan durations. The defined benefit obligation and the current service cost have an implied duration of 10 and 17 years, respectively at current discount rates.
If the returns on plan assets had been 10% lower than the actual returns of plan assets experienced in the year ended March 31, 2022, the actuarial loss immediately recognized in other comprehensive income (loss) would
 have increased by approximately $130.0 million (March 31, 2021 - $114.0 million).